Property and equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property and equipment, net
Property and equipment, gross	$ 7,076	$ 6,943
Less: Accumulated depreciation	(6,431)	(6,266)
Exchange differences	(134)	(141)
Property and equipment, net	511	536
Office equipment
Property and equipment, net
Property and equipment, gross	4,647	4,541
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,634	1,645
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	$ 795	$ 757